SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 53
and
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940
POST-EFFECTIVE AMENDMENT NO. 53

SATURNA INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

1300 North State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices)

Registrant's Telephone Number – (360) 594-9900

Nicolas F. Kaiser
1300 North State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

[ X ] Immediately upon filing pursuant to paragraph (b)
[     ] on _________ pursuant to paragraph (b)
[     ] 60 days after filing pursuant to paragraph (a)(1)
[     ] on_________ pursuant to paragraph (a)(1)
[     ] 75 days after filing pursuant to paragraph (a)(2)
[     ] on _________ pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
[     ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This amendment is being filed solely to submit exhibits containing risk/return summary information in interactive data format that is identical to the risk/return information filed as part of Post-Effective Amendment No. 52 filed on June 2, 2017.

Exhibits

Exhibits included with this filing:

(1) XBRL Instance Document filed as Exhibit Ex-101.ins.

(2) XBRL Taxonomy Extension Schema Document filed as Exhibit EX-101.sch.

(3) XBRL Taxonomy Extension Labels Linkbase filed as Exhibit EX-101.lab.

(4) XBRL Taxonomy Extension Presentation Linkbase Document filed as Exhibit EX-101.pre.

(5) XBRL Taxonomy Extension Definition Linkbase filed as Exhibit EX-101.def.

(6) XBRL Taxonomy Extension Calculation Linkbase filed as Exhibit EX-101.cal.

Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Trust has duly caused this registration statement to be duly signed on its behalf by the undersigned, duly authorized, in the City of Bellingham, State of Washington, on the 14th day of June, 2017.

SATURNA INVESTMENT TRUST

By /s/ Nicholas F. Kaiser
Nicholas F. Kaiser,
President

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this amendment has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
/s/ Nicholas F. Kaiser Nicholas F. Kaiser	President; Trustee (Principal Executive Officer)	June 14, 2017
/s/ Christopher R. Fankhauser Christopher R. Fankhauser	Treasurer (Principal Financial Officer)	June 14, 2017
/s/ John E. Love** John E. Love	Trustee	June 14, 2017
/s/ Ronald H. Fielding** Ronald H. Fielding	Trustee	June 14, 2017
/s/ Gary A. Goldfogel** Gary A. Goldfogel	Trustee	June 14, 2017
/s/ Herbert G. Grubel** Herbert G. Grubel	Trustee	June 14, 2017
** By /s/ Nicholas F. Kaiser Nicholas F. Kaiser, Attorney-in-fact